Document and Entity Information	Oct. 27, 2026
Cover [Abstract]
Entity Registrant Name	TERADYNE, INC.
Amendment Flag	false
Entity Central Index Key	0000097210
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Incorporation State Country Code	MA
Entity File Number	001-06462
Entity Tax Identification Number	04-2272148
Entity Address, Address Line One	600 Riverpark Drive
Entity Address, City or Town	North Reading
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01864
City Area Code	(978)
Local Phone Number	370-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.125 per share
Trading Symbol	TER
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false